Securities - Summary of Classification of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Schedule of Securities by Classification [Line Items]
Interest of trade securities in collateralized mortgage obligations	$ 11,376	$ 3,346
Debt securities [member]
Schedule of Securities by Classification [Line Items]
Allowance for credit losses of FVOCI securities	4	3
Allowance for credit losses of amortized cost	$ 3	$ 3